Document and Entity Information	Jul. 13, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 13, 2021
Entity Registrant Name	TANGER FACTORY OUTLET CENTERS, INC
Entity Incorporation, State or Country Code	NC
Entity File Number	1-11986
Entity Central Index Key	0000899715
Amendment Flag	false
Entity Tax Identification Number	56-1815473
Entity Address, Address Line One	3200 Northline Avenue
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27408
City Area Code	336
Local Phone Number	292-3010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value
Trading Symbol	SKT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Tanger Properties Limited Partnership [Member]
Entity Information [Line Items]
Entity Registrant Name	TANGER PROPERTIES LIMITED PARTNERSHIP
Entity Incorporation, State or Country Code	NC
Entity File Number	333-03526-01
Entity Central Index Key	0001004036
Entity Tax Identification Number	56-1822494
Entity Emerging Growth Company	false